Contract Liabilities and Advances from Customers - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Contract liabilities [abstract]
Contract net liabilities	€ 14,847	€ 18,771
Contract assets gross	235,794	138,854
Invoices issued to customers as advances	132,377	76,721
Engineering System and In-vitro Diagnostic Business
Contract liabilities [abstract]
Contract assets gross	64,293	27,504
Invoices issued to customers as advances	€ 79,140	€ 46,275